Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in the Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail)
¥ in Millions
	Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 JPY (¥)
Financial assets:
Derivative financial instruments	¥ 5,521,617	¥ 6,279,801
Financial liabilities:
Derivative financial instruments	4,949,433	¥ 5,555,201
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets		26
At fair value [member]
Financial assets:
Derivative financial instruments	5,521,617	¥ 6,279,801
Investment securities at fair value through other comprehensive income	30,979,446	21,543,615
Financial liabilities:
Derivative financial instruments	4,949,433	5,555,201
Others	9,151	(57,549)
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	2,325,865	2,043,784
Financial liabilities:
Derivative financial instruments	2,175,060	1,894,461
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	66,602	91,166
Financial liabilities:
Derivative financial instruments	90,498	143,084
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	24,559	16,502
Financial liabilities:
Derivative financial instruments	28,545	20,552
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	18,064	38,014
Investment securities at fair value through other comprehensive income	447,605	407,390
Financial liabilities:
Derivative financial instruments	18,095	78,771
Others	¥ 1,104	(51,015)
At fair value [member] | Level 3 [member] | Option pricing model [member] | Minimum [member] | Interest rate to interest rate correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	27
At fair value [member] | Level 3 [member] | Option pricing model [member] | Minimum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	33
At fair value [member] | Level 3 [member] | Option pricing model [member] | Minimum [member] | Equity to equity correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	36
At fair value [member] | Level 3 [member] | Option pricing model [member] | Minimum [member] | Equity volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	17
At fair value [member] | Level 3 [member] | Option pricing model [member] | Maximum [member] | Interest rate to interest rate correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	98
At fair value [member] | Level 3 [member] | Option pricing model [member] | Maximum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	48
At fair value [member] | Level 3 [member] | Option pricing model [member] | Maximum [member] | Equity to equity correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	93
At fair value [member] | Level 3 [member] | Option pricing model [member] | Maximum [member] | Equity volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	50
At fair value [member] | Level 3 [member] | Credit default model [member] | Minimum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	15
At fair value [member] | Level 3 [member] | Credit default model [member] | Maximum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	30
At fair value [member] | Level 3 [member] | Interest Rate Derivatives [Member]
Financial assets:
Derivative financial instruments	¥ 289	1,148
Financial liabilities:
Derivative financial instruments	3,877	3,863
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	507	11,667
Financial liabilities:
Derivative financial instruments	5,848	31,236
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	15,411	24,516
Financial liabilities:
Derivative financial instruments	8,279	42,246
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	1,857	683
Financial liabilities:
Derivative financial instruments	91	1,426
At fair value [member] | Level 3 [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	561,450
At fair value [member] | Level 3 [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	32,777
Investment securities at fair value through other comprehensive income	¥ 447,605	¥ 407,390
At fair value [member] | Level 3 [member] | Equity instruments [member] | Discounted cash flow [member] | Loss given default rate [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	90
At fair value [member] | Level 3 [member] | Equity instruments [member] | Discounted cash flow [member] | Minimum [member] | Probability of default rate [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	0
At fair value [member] | Level 3 [member] | Equity instruments [member] | Discounted cash flow [member] | Maximum [member] | Probability of default rate [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	2
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member] | Interest rate to interest rate correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	15	9
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	8
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member] | Interest rate to interest rate correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	98	100
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	30
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member] | Interest rate to interest rate correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	27
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	7	8
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member] | Foreign exchange volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	7	7
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member] | Interest rate to interest rate correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	98	98
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	48	52
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member] | Foreign exchange volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	31	26
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	(33)	(39)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member] | Foreign exchange volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets		9
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member] | Equity to equity correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	36	32
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member] | Equity volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	17	12
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	35	(4)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member] | Foreign exchange volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets		14
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member] | Equity to equity correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	97	96
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member] | Equity volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	61	113
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	15	15
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	90	90
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | CDO pricing model [member] | Additional withdrawal ratio [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	45	47
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Financial liabilities:
Derivative financial instruments	¥ 166,896
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss		¥ 562,823
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Minimum [member] | Interest rate to interest rate correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets		80
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Minimum [member] | Foreign exchange volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	9	12
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Maximum [member] | Interest rate to interest rate correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets		99
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Maximum [member] | Foreign exchange volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	32	28
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Minimum [member] | Equity volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	26	25
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Maximum [member] | Equity volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	41	42
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member] | Probability of default rate [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	0	0
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member] | Loss given default rate [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	10	5
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member] | Probability of default rate [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	12	39
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member] | Loss given default rate [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	100	100
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss		¥ 21,116
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Debt instruments [member] | Market comparable companies [member] | Minimum [member] | Price/Earnings multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets		0.2
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Debt instruments [member] | Market comparable companies [member] | Maximum [member] | Price/Earnings multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets		2.1
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Liquidity discount [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	20	20
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member] | Price/Earnings multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	9.4	10.4
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member] | Price/Book value multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	0.2
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member] | EV/EBITDA multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	3.1	4.7
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member] | Price/Earnings multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	63.6	35.4
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member] | Price/Book value multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	2.9
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member] | EV/EBITDA multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, assets	14.8	16.3
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	¥ 1,104	¥ (51,015)
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member] | Interest rate to interest rate correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	15	9
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	(27)	(39)
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member] | Foreign exchange volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	9	7
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member] | Equity to equity correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	48	31
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member] | Equity volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	17	12
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member] | Interest rate to interest rate correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	98	100
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	48	67
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member] | Foreign exchange volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	32	28
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member] | Equity to equity correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	97	96
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member] | Equity volatility [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	53	74
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Minimum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	15	15
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Maximum [member] | Quanto correlation [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Significant unobservable input, liabilities	90	90